OTHER LONG-TERM LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Noncurrent [Abstract]
Employee post-retirement benefit (Note 22)	244	482
Fair value of derivative contracts (Note 23)	255	186
Asset retirement obligations	83	72
Guarantees (Note 26)	18	17
Other	56	125
Other Long-Term Liabilities	656	882